PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2010	2011
Buildings	$64,715	$71,953
Vehicles	2,008	2,684
Fixtures and equipment	146,097	178,411
Building improvements	42,465	57,284

Total	255,285	310,332
Less: Accumulated depreciation	(71,902)	(103,033)

Subtotal	183,383	207,299
Construction in progress	22,164	38,395

Property, plant and equipment, net	$205,547	$245,694